Capital Management and Risk Policies - Summary of Information On Balance Sheet Items And Their Collateral In Offsets As Well As Loan And Other Credit - Related Commitments (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2020 ARS ($)
Carrying amount [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Advances	$ 29,219,431
Mortgage Loans	143,769,344
Pledge Loans	16,486,335
Personal Loans	11,586,593
Credit Card Loans	36,504,158
Financial Leases	241,793,015
Overdrafts	1,855,070
Pre-financing export loans	29,487,016
Others	138,001,603
Other Debt Securities	18,928,955
Total as of December 31, 2019	667,631,520
Loss allowance [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Advances	(679,786)
Mortgage Loans	(522,696)
Pledge Loans	(5,320,236)
Personal Loans	(109,735)
Credit Card Loans	(8,787,760)
Financial Leases	(16,713,933)
Overdrafts	(36,388)
Pre-financing export loans	(629,027)
Others	(4,489,715)
Other Debt Securities	(43,676)
Total as of December 31, 2019	(37,332,952)
Gross carrying amount [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Advances	28,539,645
Mortgage Loans	143,246,648
Pledge Loans	11,166,099
Personal Loans	11,476,858
Credit Card Loans	27,716,398
Financial Leases	225,079,082
Overdrafts	1,818,682
Pre-financing export loans	28,857,989
Others	133,511,888
Other Debt Securities	18,885,279
Total as of December 31, 2019	630,298,568
Collateral's Fair Value [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Pledge Loans	148,099,128
Personal Loans	32,538,883
Others	1,784,133
Total as of December 31, 2019	$ 182,422,144